Insurance business - Schedule of insurance service result (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Insurance revenue
Insurance service expense	£ 1,867	£ 1,641	£ 1,650
Insurance service expense
Insurance service expense	(1,409)	(1,394)	(1,339)
Net expense from reinsurance contracts held	(28)	(49)	(23)
Insurance service result	430	198	288
Total life
Insurance revenue
Contractual service margin recognised for services provided	392	233	216
Change in risk adjustments for non-financial risk for risk expired	24	31	27
Expected incurred claims and other insurance services expenses	959	939	977
Charges to funds in respect of policyholder tax and other	66	40	68
Amounts relating to the changes in liabilities for remaining coverage:	1,441	1,243	1,288
Recovery of insurance acquisition cash flows	56	49	56
Insurance service expense	1,497	1,292	1,344
Insurance service expense
Incurred claims and other directly attributable expenses	(977)	(1,017)	(961)
Changes that relate to past service: adjustment to liabilities for incurred claims	1	(7)	3
Changes that relate to future service: losses and reversal of losses on onerous contracts	(86)	(26)	(46)
Amortisation of insurance acquisition cash flows	(56)	(49)	(56)
Net impairment loss on insurance acquisition assets	0	(1)	(8)
Insurance service expense	(1,118)	(1,100)	(1,068)
Total non-life
Insurance revenue
Insurance service expense	370	349	306
Insurance service expense
Insurance service expense	£ (291)	£ (294)	£ (271)